Financial Statement Schedule I (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net Income (loss)	$ 173,316	$ 243,887	$ 45,565
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	94,217	82,627	80,821
Loss on disposal of property, plant and equipment	1,801	1,478	3,613
Loss on change in fair value of derivatives	12,196	(19,656)	(10,764)
Allowance for doubtful debts	3,673	(8,528)	(975)
Equity in loss of unconsolidated investees	643	(487)	3,064
Share-based compensation	5,966	5,088	6,175
Changes in operating assets and liabilities:
Inventories	50,821	(252,716)	34,667
Accounts receivable trade	(63,352)	(73,777)	(11,814)
Amounts due from related parties	(99,893)	480	5,288
Advances to suppliers	7,967	(3,622)	(5,747)
Prepaid expenses and other current assets	36,745	(38,523)	(2,333)
Other non-current assets	(22,355)	(8,446)	(4,420)
Accounts payable	(23,975)	135,812	44,231
Advances from customers	(30,123)	40,311	51,357
Amounts due to related parties	47,522	(2,166)	14,492
Accrued warranty costs	12,004	15,516	(19,199)
Liability for uncertain tax positions	(1,111)	(1,613)	2,495
Deferred taxes	(112,263)	9,208	15,142
Settlement of derivatives	24,878	17,192	5,147
Net cash provided by operating activities	413,658	265,106	229,549
Investing activities:
Decrease (increase) in restricted cash	(100,935)	(27,585)	(10,099)
Investment in subsidiaries	(84,389)	(72)	(4,278)
Purchase of property, plant and equipment	(90,905)	(49,660)	(23,132)
Funding of loans to subsidiaries	(196,783)
Net cash used in investing activities	(999,104)	(116,049)	(37,509)
Financing activities:
Proceeds from short-term borrowings	1,436,950	928,879	768,381
Repayment of short-term borrowings	(1,308,235)	(1,045,596)	(1,073,503)
Proceeds from long-term borrowings	487,228	56,989	149,832
Proceeds from issuance of warrants	16,378
Proceeds from issuance of common shares offering		115,009	50,000
Issuance costs paid for common shares offering		(6,091)	(2,113)
Proceeds from issuance of convertible notes		150,000
Issuance cost paid on convertible notes	(39,297)
Proceeds from exercise of stock options	1,867	3,343	10,793
Net cash provided by (used in) financing activities	619,483	191,947	(104,900)
Effect of exchange rate changes	(30,501)	(19,711)	(858)
Net increase in cash and cash equivalents	3,536	321,293	86,282
Cash and cash equivalents at the beginning of the year	549,543	228,250	141,968
Cash and cash equivalents at the end of the year	553,079	549,543	228,250
Supplemental disclosure of cash flow information:
Interest paid	49,619	47,227	47,344
Income taxes paid	87,348	14,016	23,813
Parent Company
Operating activities:
Net Income (loss)	171,861	239,502	31,659
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	32	1	5
Loss on disposal of property, plant and equipment		4
Loss on change in fair value of derivatives	13,571
Allowance for doubtful debts	1,535	11,434	1,872
Equity in (earnings) loss of subsidiaries	(193,813)	(243,283)	(35,132)
Equity in loss of unconsolidated investees	273	280	2,752
Share-based compensation	5,966	5,088	6,175
Changes in operating assets and liabilities:
Inventories	296	(286)	2,828
Accounts receivable trade	2,189	(5,244)	627
Amounts due from related parties	228,284	3,905	85,993
Advances to suppliers	(226)	(11,836)	(283)
Prepaid expenses and other current assets	(7,106)	(2,260)	8,312
Other non-current assets	(14,710)	(19,727)	6,860
Accounts payable	3	(9)	9
Advances from customers	1,352	(657)	(122)
Amounts due to related parties	103,348	(42,128)	(18,332)
Accrued warranty costs	(2,941)	84	(14,644)
Other current liabilities	4,484	3,544	(2,558)
Liability for uncertain tax positions	(1,111)	633	142
Deferred taxes	1,451	1,208	406
Settlement of derivatives	(3,950)
Net cash provided by operating activities	310,788	(59,747)	76,569
Investing activities:
Decrease (increase) in restricted cash	(6,513)
Investment in subsidiaries	(116,840)	(39,668)	(10,602)
Purchase of property, plant and equipment		(5)
Funding of loans to subsidiaries	(550,776)	(128,213)
Net cash used in investing activities	(674,129)	(167,886)	(10,602)
Financing activities:
Proceeds from short-term borrowings	10,000
Repayment of short-term borrowings		(12,246)	(55,754)
Proceeds from long-term borrowings	364,680
Repayment of long-term borrowings		(16,393)	(53,670)
Payment for repurchase of convertible senior notes	16,378
Proceeds from issuance of warrants	(918)
Proceeds from issuance of common shares offering		115,009	50,000
Issuance costs paid for common shares offering		(6,090)	(2,113)
Proceeds from issuance of convertible notes		150,000
Issuance cost paid on convertible notes		(5,103)
Proceeds from exercise of stock options	1,867	3,342	10,793
Net cash provided by (used in) financing activities	392,007	228,519	(50,744)
Effect of exchange rate changes	2,085	(27,016)	3,115
Net increase in cash and cash equivalents	30,751	(26,130)	18,338
Cash and cash equivalents at the beginning of the year	3,455	29,585	11,247
Cash and cash equivalents at the end of the year	34,206	3,455	29,585
Supplemental disclosure of cash flow information:
Interest paid	$ 15,299	3,942
Income taxes paid		$ 736	$ 298